Income Tax Expense Continuing Operations - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [line items]
Effective tax rate	22.90%	2.90%	26.60%
Tax Cuts and Jobs Act [member]
Disclosure Of Income Taxes [line items]
Non-cash deferred tax credit related to the enactment of the "Tax Cuts and Jobs Act Included in reported tax charge		€ 440
Effective tax rate excluding impact of exceptional deferred tax credit		26.50%